Collaboration and Research Arrangements - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 17, 2019	Jan. 08, 2018	Nov. 30, 2019	Jan. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Total transaction price			$ 12,800,000
Accounts receivable								$ 7,000
Contract asset balances					$ 3,182,000		$ 2,979,000	2,324,000
Revenue recognized					5,467,000	$ 4,827,000	23,488,000	15,093,000	$ 1,982,000
Deferred revenue					7,773,000		10,181,000	22,086,000
Deferred revenue, net of current portion								9,877,000
Global Blood Therapeutics
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							19,400,000	11,700,000
Deferred revenue					6,926,000		8,913,000	16,721,000
Global Blood Therapeutics | Collaboration Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Initial period of research term	3 years
Additional extension period for research term upon mutual agreement	1 year
Upfront payment receivable	$ 20,000,000
Reimbursements receivable of full-time employee and out-of-pocket costs and expenses	$ 40,000,000
Agreement termination, prior written notice if notice delivered during the research term	9 months
Agreement termination, prior written notice if notice delivered after the expiration or termination of the research term	90 days
Total transaction price	$ 60,000,000				54,200,000		54,200,000	60,000,000
Upfront non-refundable and non-creditable payment	20,000,000
Reimbursable costs	40,000,000
Accounts receivable							0	0
Contract asset balances							3,000,000	2,300,000
Revenue recognized					5,100,000	4,000,000	19,400,000	11,700,000
Deferred revenue						6,900,000		16,700,000
Deferred revenue, short-term							9,000,000	8,400,000
Deferred revenue, net of current portion								8,300,000
Change in total transaction price					0
Global Blood Therapeutics | Collaboration Agreement | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Receivable from option exercise, development, regulatory, commercialization and sales-based milestones per product candidate and product resulting	$ 315,000,000
Incyte
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized					400,000	800,000	4,100,000	3,400,000	$ 2,000,000
Deferred revenue					847,000	$ 800,000	1,268,000	$ 5,365,000
Deferred revenue, short-term							$ 1,300,000
Incyte | Stock Purchase Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Aggregate purchase price				$ 10,000,000
Shares issued				793,021
Share price (in dollars per share)				$ 12.61
Premium to volume-weighted sale price of shares (as a percent)				30.00%
Incyte | Collaboration Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Total transaction price		$ 12,300,000	12,800,000
Upfront non-refundable and non-creditable payment			2,500,000		2,500,000
Up-front consideration				$ 10,000,000
Up-front consideration, cash				2,500,000
Up-front consideration, pre-paid research funding				$ 7,500,000
Share price (in dollars per share)				$ 12.61
Prepaid research amount			7,500,000		7,500,000
Premium paid on equity investment			2,300,000		2,300,000
Collaboration agreement additional consideration incurred			$ 500,000		$ 500,000